Property, Plant and Equipment	3 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

6. PROPERTY, PLANT AND EQUIPMENT

During the three months ended December 31, 2023 and 2022, the Company acquired property, plant and equipment with costs of €16.4 million and €25.7 million, respectively. The additions in the three months ended December 31, 2023 and 2022, are mainly related to investments in a production facility in Pasewalk, Germany, and a production facility in Arouca, Portugal.